Disclosure of classes of share capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Beginning Balance (shares)	203,449,957	201,829,207
Beginning Balance	$ 432,607	$ 419,396
Issued pursuant to exercise of share-based options (note 19(a)) (shares)		1,620,750
Issued pursuant to exercise of share-based options (note 19(a))		$ 3,572
Issued pursuant to private placement, net of share issuance cost (shares)	22,354,657
Issued pursuant to private placement, net of share issuance cost	$ 17,412
Ending Balance (shares)	225,804,614	203,449,957
Ending Balance	$ 308,842	$ 432,607
Share capital [Member]
Statements [Line Items]
Beginning Balance	561,441	556,256
Issued pursuant to exercise of share-based options (note 19(a))		5,185
Issued pursuant to private placement, net of share issuance cost	17,412
Ending Balance	$ 578,853	$ 561,441